Brown Advisory Small-Cap Growth Fund
Schedule of Investments
March 31, 2026 (Unaudited)

COMMON STOCKS - 96.7%	Shares	Value
Consumer Discretionary - 4.0%
Bright Horizons Family Solutions, Inc. (a)	105,401	$8,656,584
Mister Car Wash, Inc. (a)	1,585,458	11,050,643
TopBuild Corp. (a)	6,504	2,284,855
		21,992,082

Consumer Staples - 1.5%
Casey's General Stores, Inc.	11,304	8,227,730

Energy - 4.4%
Oceaneering International, Inc. (a)	694,907	24,648,351

Financials - 4.7%
DigitalBridge Group, Inc. - Class A	361,390	5,572,634
Houlihan Lokey, Inc. - Class A	22,755	3,268,073
Prosperity Bancshares, Inc.	259,518	17,434,419
		26,275,126

Health Care - 21.2%
Bio-Techne Corp.	261,219	13,651,305
BrightSpring Health Services, Inc. (a)	174,681	7,443,157
Bruker Corp.	291,742	10,537,721
Cytokinetics, Inc. (a)	86,687	5,713,540
Encompass Health Corp.	103,017	9,964,834
Establishment Labs Holdings, Inc. (a)	270,318	15,348,656
Guardant Health, Inc. (a)	48,254	4,457,222
HealthEquity, Inc. (a)	224,352	18,749,097
Kestra Medical Technologies Ltd. (a)	289,408	5,767,902
Lantheus Holdings, Inc. (a)	60,683	4,602,806
Lumexa Imaging Holdings, Inc. (a)	261,929	2,252,589
OrthoPediatrics Corp. (a)	351,132	5,572,465
SI-BONE, Inc. (a)	376,277	4,752,379
Vaxcyte, Inc. (a)	82,849	4,814,355
West Pharmaceutical Services, Inc.	15,819	3,964,874
		117,592,902

Industrials - 35.4%
AAON, Inc.	117,530	9,725,608
Andersen Group, Inc. - Class A (a)	421,666	11,469,315
Applied Industrial Technologies, Inc.	35,200	9,339,264
BWX Technologies, Inc.	17,813	3,642,580
Casella Waste Systems, Inc. - Class A (a)	115,284	9,146,633
Curtiss-Wright Corp.	17,789	12,116,444
Enerpac Tool Group Corp. - Class A	114,115	4,161,774
EnPro, Inc.	43,089	10,800,258
FTI Consulting, Inc. (a)	31,324	5,537,144
Generac Holdings, Inc. (a)	16,803	3,282,130
IDEX Corp.	26,575	5,037,291
Kadant, Inc.	29,120	8,513,232
MSA Safety, Inc.	59,279	9,718,792
Mueller Water Products, Inc. - Class A	72,266	1,986,592
OPENLANE, Inc. (a)	322,840	9,410,786
Parsons Corp. (a)	128,302	6,950,119
Simpson Manufacturing Co., Inc.	53,624	9,202,951
SiteOne Landscape Supply, Inc. (a)	51,673	6,878,193
SPX Technologies, Inc. (a)	33,663	6,730,580
StandardAero, Inc. (a)	517,699	13,372,165
Valmont Industries, Inc.	26,388	10,543,853
Waste Connections, Inc.	127,352	20,687,059
Woodward, Inc.	8,042	2,878,393
Zurn Elkay Water Solutions Corp.	123,885	5,555,003
		196,686,159

Information Technology - 19.1%
CCC Intelligent Solutions Holdings, Inc. (a)	2,717,439	16,304,634
Dynatrace, Inc. (a)	442,137	16,350,226
Entegris, Inc.	102,055	11,964,928
Guidewire Software, Inc. (a)	60,584	9,060,943
Lattice Semiconductor Corp. (a)	120,386	11,167,006
Mirion Technologies, Inc. - Class A (a)	256,483	4,768,019
Novanta, Inc. (a)	78,792	9,306,123
Power Integrations, Inc.	111,383	5,702,810
Q2 Holdings, Inc. (a)	35,425	1,675,603
SiTime Corp. (a)	22,146	7,648,121
Universal Display Corp.	100,229	9,186,990
Vertex, Inc. - Class A (a)	263,280	3,130,399
		106,265,802

Materials - 4.1%
Eagle Materials, Inc.	44,007	8,337,126
HB Fuller Co.	154,155	9,508,280
James Hardie Industries PLC (a)	148,331	2,809,389
Knife River Corp. (a)	24,595	2,008,182
		22,662,977

Real Estate - 1.5%
FirstService Corp.	61,036	8,480,342

Utilities - 0.8%
Talen Energy Corp. (a)	13,567	4,330,993
TOTAL COMMON STOCKS (Cost $430,845,567)		537,162,464

REAL ESTATE INVESTMENT TRUSTS - 1.4%	Shares	Value
Real Estate - 1.4%
EastGroup Properties, Inc.	40,881	7,566,664
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $3,845,042)		7,566,664

CONVERTIBLE NOTES IN PRIVATE COMPANIES - 0.9%	Par	Value
Imperative Care, Inc. (acquisition cost $5,000,000, acquired March 2026), 8.00%, 03/13/2028 (b)(c)(d)	5,000,000	5,000,000
TOTAL CONVERTIBLE NOTES IN PRIVATE COMPANIES (Cost $5,000,000)		5,000,000

PRIVATE PLACEMENTS - 0.0%	Shares	Value
StepStone VC Global Partners IV-B, L.P. (a)(b)(d)(e)(g)	19,200	75,020
StepStone VC Global Partners V-B, L.P. (a)(b)(d)(f)(g)	91,769	92,522
TOTAL PRIVATE PLACEMENTS (Cost $0)		167,542

CONTINGENT VALUE RIGHTS - 0.0%	Shares	Value
Health Care - 0.0%
Sanofi SA (Acquired in July 2025) (a)(b)	14,431	0
TOTAL CONTINGENT VALUE RIGHTS (Cost $0)		0

SHORT-TERM INVESTMENTS - 1.0%	Shares	Value
Money Market Funds - 1.0%
First American Government Obligations Fund - Class Z, 3.54% (h)	5,449,953	5,449,953
TOTAL SHORT-TERM INVESTMENTS (Cost $5,449,953)		5,449,953

TOTAL INVESTMENTS - 100.0% (Cost $445,140,562)		555,346,623
Other Assets in Excess of Liabilities - 0.0%		99,647
TOTAL NET ASSETS - 100.0%		$555,446,270

Percentages are stated as a percent of net assets.

PLC - Public Limited Company
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)
These securities are being fair valued, using significant unobservable inputs (Level 3), in accordance with the policies and procedures adopted by the Fund. These securities represented $5,167,542 or 0.9% of net assets as of March 31, 2026.

(c)	Restricted security as to resale. As of the date of this report, the Fund held restricted securities with a fair value of $5,167,542 or 0.9% of net assets.
(d)	Illiquid securities. As of the date of this report, the Fund held illiquid securities with a fair value of $5,167,542 or 0.9% of net assets.
(e)
Security is exempt from registration under Regulation D of the Securities Act of 1933. Security was acquired from February 2008 to April 2018 as part of a $2,000,000 capital commitment. As of the date of this report, $1,920,000 of the capital commitment has been fulfilled by the Fund; however, the partnership has fully realized all portfolio investments and is working to liquidate and dissolve the fund.  No further capital calls are anticipated.

(f)
Security is exempt from registration under Regulation D of the Securities Act of 1933. Security was acquired from October 2012 to August 2018 as part of a $100,000 capital commitment. As of the date of this report, $91,000 of the capital commitment has been fulfilled by the Fund.

(g)
These securities are being fair valued, using significant unobservable inputs (Level 3), in accordance with the policies and procedures adopted by the Fund. Further, they may not be sold by the Fund. Total unfunded capital commitments related to these holdings are immaterial and total $9,000, or 0.0% of the Fund’s net assets as of the date of this report.

(h)	The rate shown represents the 7-day annualized yield as of March 31, 2026.

Summary of Fair Value Disclosure as of March 31, 2026 (Unaudited)

Brown Advisory Small-Cap Growth Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$537,162,464	$–	$–	$537,162,464
Real Estate Investment Trusts	7,566,664	–	–	7,566,664
Convertible Notes in Private Companies	–	–	5,000,000	5,000,000
Private Placements	–	–	167,542	167,542
Contingent Value Rights	–	–	0	0
Money Market Funds	5,449,953	–	–	5,449,953
Total Investments	$550,179,081	$–	$5,167,542	$555,346,623

Refer to the Schedule of Investments for further disaggregation of investment categories.